                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/1999
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC			02/07/2000
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 		0
                                   ----------------------

Form 13F Information Table Entry Total: 	59
                                        ----------------------

Form 13F Information Table Value Total: 	1,695,220
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE





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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   192928     3439 SH       SOLE                     3439
AFLAC                          COM              001055102    54420  1153268 SH       SOLE                  1039114            114154
                                                             18280   387400 SH       DEFINED 01             387400
AT&T                           COM              001957109    26441   520360 SH       SOLE                   447110             73250
                                                              7673   151000 SH       DEFINED 01             151000
Ambac Financial Group, Inc.    COM              023139108    67533  1294043 SH       SOLE                  1133993            160050
                                                             25616   490850 SH       DEFINED 01             490850
American Int'l Grp             COM              026874107      781     7225 SH       SOLE                     7225
Avon Products                  COM              054303102    50748  1537833 SH       SOLE                  1330488            207345
                                                             19576   593200 SH       DEFINED 01             593200
Berkshire Hathaway - Cl. A     COM              084670108    24291      433 SH       SOLE                      371                62
                                                             13632      243 SH       DEFINED 01                243
Berkshire Hathaway - Cl. B     COM              084670207    78914    43122 SH       SOLE                    38649              4473
                                                             27988    15294 SH       DEFINED 01              15294
Caremark Rx, Inc.              COM              141705103      866   171032 SH       SOLE                   171032
Chubb Corp.                    COM              171232101    32005   568353 SH       SOLE                   481746             86607
                                                             12107   215000 SH       DEFINED 01             215000
Citigroup Inc                  COM              172967101      267     4799 SH       SOLE                     4799
Closure Medical Corporation    COM              189093107     3915   304100 SH       SOLE                   304100
Coca Cola Co.                  COM              191216100    61405  1054170 SH       SOLE                   921966            132204
                                                             19980   343000 SH       DEFINED 01             343000
Dun & Bradstreet               COM              26483B106    47526  1611045 SH       SOLE                  1392635            218410
                                                             21538   730100 SH       DEFINED 01             730100
E. W. Scripps Co.              COM              811054204    91314  2037688 SH       SOLE                  1836678            201010
                                                             24129   538435 SH       DEFINED 01             538435
First Union Corp.              COM              337358105     6143   186490 SH       SOLE                   177115              9375
Freddie Mac                    COM              313400301     2588    55000 SH       SOLE                    55000
GTE Corp.                      COM              362320103    13095   185575 SH       SOLE                   159150             26425
                                                              5901    83625 SH       DEFINED 01              83625
Gillette Co.                   COM              375766102    54610  1325889 SH       SOLE                  1171149            154740
                                                             19733   479095 SH       DEFINED 01             479095
Household International Inc    COM              441815107    42217  1133332 SH       SOLE                   988882            144450
                                                             20725   556375 SH       DEFINED 01             556375
Intel Corp                     COM              458140100      884    10736 SH       SOLE                    10736
Interpublic Group              COM              460690100    53404   925750 SH       SOLE                   814166            111584
                                                             22921   397325 SH       DEFINED 01             397325
Johnson & Johnson              COM              478160104     2355    25256 SH       SOLE                    25256
Markel Corp.                   COM              570535104    14419    93024 SH       SOLE                    93024
Merck & Co.                    COM              589331107      591     8800 SH       SOLE                     8800
Microsoft Corp                 COM              594918104      955     8182 SH       SOLE                     8182
Oakwood Homes                  COM              674098108     1777   557400 SH       SOLE                   557400
PepsiCo Inc.                   COM              713448108      273     7736 SH       SOLE                     7736
Pfizer Inc.                    COM              717081103      666    20520 SH       SOLE                    20520
Procter & Gamble               COM              742718109      544     4968 SH       SOLE                     4968
Progressive Corp.              COM              743315103    43189   590615 SH       SOLE                   523055             67560
                                                             15575   212990 SH       DEFINED 01             212990
RLI Corp.                      COM              749607107    39818  1171103 SH       SOLE                  1032393            138710
                                                              9146   269000 SH       DEFINED 01             269000
Schering Plough                COM              806605101      551    12992 SH       SOLE                    12992
Tiffany & Co.                  COM              886547108    90763  1016953 SH       SOLE                   900083            116870
                                                             34691   388695 SH       DEFINED 01             388695
United Asset Management Corp.  COM              909420101    63434  3417346 SH       SOLE                  3070021            347325
                                                             23882  1286550 SH       DEFINED 01            1286550
Valassis Communications Inc.   COM              918866104     5637   133425 SH       SOLE                   107150             26275
                                                              1241    29375 SH       DEFINED 01              29375
Walt Disney Co.                COM              254687106    59614  2038084 SH       SOLE                  1803300            234784
                                                             20471   699878 SH       DEFINED 01             699878
Washington Post Co. Class B    COM              939640108    76165   137018 SH       SOLE                   121649             15369
                                                             23369    42040 SH       DEFINED 01              42040